Consolidated Statements of Cash Flows - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Net loss	$ (13,476)	$ (720,093)	$ (491,006)
Adjustments to reconcile net loss
Depreciation and amortization	26,635	168,899	149,238
Amortization of operating lease right-of-use assets	1,873	58,986	9,846
Provision for inventory impairment		84,709	385,828
Impairment of fixed assets		1,177
Changes in assets and liabilities
Accounts receivable		185,797	(353,665)
Others receivable	(2,614)	2,172	(13,533)
Advances and prepayments to suppliers	(18,401)	16,161	(7,386)
Inventories	(648,216)	48,833	(166,681)
Accounts payable	500,194	(122,450)	105,846
Accrued expenses	27,927	10,903	25,838
Operating lease liabilities	(4,471)	(56,472)	(9,688)
Net cash used by operating activities	(130,549)	(321,378)	(365,363)
Cash Flows from Investing Activities
Purchase of property and equipment	(1,111,749)	(475)	(110,815)
Advances and loans made to related parties	(388,960)
Net cash provided (used) by investing activities	(1,500,709)	(475)	(110,815)
Cash Flows from Financing Activities
Proceeds from common stock subscription			232,400
Precedes from loans payable	414,000
Proceeds from related parties	1,235,228	397,210	582,806
Repayment to related parties	(17,691)	(151,423)	(240,702)
Net cash provided (used) by financing activities	1,631,537	245,787	574,504
Effect on changes in foreign exchange rate	15	(7,518)	1,064
Increase (decrease) in cash	294	(83,584)	99,390
Cash at beginning of period		99,684	294
Cash at end of period	294	16,100	99,684
Cash paid during the year for:
Interest
Income tax	1,942	792	351
Non-cash investing and financing activities:
Recognition of ROU assets and lease liabilities	19,371		261,351
Termination of ROU assets and lease liabilities		$ 19,873
Liabilities assumed in connection with purchase of property and equipment	$ 534,138